Related Party Transactions (Details Narrative)	Sep. 12, 2024 USD ($)	Sep. 05, 2024 Termnote	Sep. 05, 2024 ConvertibleNote	Sep. 05, 2024 NewConsolidatedConvertibleNote	Sep. 05, 2024 Integer	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Debt instrument convertible, number of equity instruments		1	2	1
Debt instrument, issuance date					Sep. 23, 2024
Other current liabilities						$ 150,000	$ 224,186	$ 173,163
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 100,000
Notes Payable to Banks [Member]
Related Party Transaction [Line Items]
Debt instrument convertible, number of equity instruments | Integer					1
Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt instrument convertible, number of equity instruments | Integer					2
Related Party [Member] | Seven Gc Co Holdings Inc [Member]
Related Party Transaction [Line Items]
Other current liabilities							$ 0			$ 67,118
Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Reduction of debt									$ 2,000,000